Commitments and Contingencies - Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Right-of-use assets	₨ 142,297.4	$ 1,665.7	₨ 121,302.5
Lease liabilities	₨ 153,929.8	$ 1,801.8	₨ 131,043.0